PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE
6.	PROPERTY, EQUIPMENT AND SOFTWARE
Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2023 and 2024 were as follows (RMB in millions):

	2023	2024

Buildings	5,409	5,409
Website-related equipment	2,075	2,156
Computer equipment	796	837
Software	755	793
Furniture and fixtures	301	382
Leasehold improvements	253	258
Less: accumulated depreciation and amortization	(4,447)	(4,782)

Total net book value	5,142	5,053

Depreciation expense for the years ended December 31, 2022, 2023 and 2024 was RMB632 million, RMB627 million and RMB655 million, respectively.